Financial instruments by category - Summary Financial liabilities as per statement of financial position (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial instruments by category
Financial liabilities	$ 11,629,967	$ 43,893,909
Accounts payable, accruals and other payables excluding non-financial items
Financial instruments by category
Financial liabilities	7,894,863	31,586,707
Lease liabilities
Financial instruments by category
Financial liabilities	1,662,411	2,343,126
Deferred purchase price
Financial instruments by category
Financial liabilities	1,207,682	7,619,581
Current tax liabilities
Financial instruments by category
Financial liabilities	627,068	1,027,404
Due to related party
Financial instruments by category
Financial liabilities	131,523
Derivatives warrant liabilities
Financial instruments by category
Financial liabilities	$ 106,420	$ 1,317,091